John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 96.2%		$2,762,018,899
(Cost $2,527,361,268)
Austria 0.5%		15,311,391
ANDRITZ AG	248,714	15,311,391
Belgium 0.3%		7,810,014
Azelis Group NV	379,297	7,810,014
Bermuda 2.6%		73,430,316
Everest Group, Ltd.	132,905	51,164,438
Hiscox, Ltd.	1,696,496	22,265,878
Brazil 0.8%		24,313,470
Banco do Brasil SA	2,133,900	24,313,470
Canada 9.2%		265,488,152
Allied Gold Corp. (A)	2,092,231	4,917,587
Cenovus Energy, Inc.	5,420,428	87,810,571
Kinross Gold Corp.	10,385,929	57,242,541
MEG Energy Corp. (A)	1,271,692	24,044,338
Suncor Energy, Inc.	854,977	28,311,634
Teck Resources, Ltd., Class B	1,578,098	63,161,481
China 0.8%		23,685,278
Alibaba Group Holding, Ltd.	2,640,800	23,685,278
Finland 1.9%		55,818,248
Fortum OYJ	2,689,293	36,762,868
Nordea Bank ABP	1,546,215	19,055,380
France 9.1%		261,439,786
Airbus SE	175,011	27,876,668
AXA SA	1,329,712	44,632,039
Capgemini SE	82,361	18,310,533
Cie de Saint-Gobain SA	261,500	18,489,687
Imerys SA	399,189	13,275,462
Kering SA	21,446	8,809,416
Rexel SA	956,715	25,480,360
Sanofi SA	541,188	54,197,328
SPIE SA	1,196,265	39,569,363
Technip Energies NV	521,675	10,798,930
Germany 7.1%		205,245,433
Allianz SE	142,867	38,170,481
Commerzbank AG	4,357,347	50,037,783
Daimler Truck Holding AG	724,527	25,892,435
Infineon Technologies AG	729,074	26,579,680
Siemens AG	360,652	64,565,054
Ireland 4.7%		133,805,471
AIB Group PLC	4,087,416	17,953,597
CRH PLC	1,208,285	85,717,592
Ryanair Holdings PLC, ADR	225,556	30,134,282
Italy 0.6%		16,803,869
Iveco Group NV (A)	1,574,676	16,803,869
Japan 21.9%		628,198,730
Asahi Group Holdings, Ltd.	1,215,200	45,166,514
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Honda Motor Company, Ltd.	2,910,800	$32,537,107
Japan Post Holdings Company, Ltd.	2,520,700	24,129,863
Kansai Paint Company, Ltd.	2,190,800	36,629,798
KDDI Corp.	989,000	32,770,570
Mitsubishi Chemical Group Corp.	4,012,600	24,194,946
Mitsubishi Electric Corp.	2,656,200	39,418,806
Mitsubishi Heavy Industries, Ltd.	952,700	63,548,422
Panasonic Holdings Corp.	2,410,200	22,701,145
Renesas Electronics Corp. (A)	3,224,000	52,898,060
Resona Holdings, Inc.	7,288,000	40,231,671
Ryohin Keikaku Company, Ltd.	3,625,309	56,370,460
Sony Group Corp.	575,000	56,389,329
Subaru Corp.	1,210,400	24,146,649
Sumitomo Mitsui Financial Group, Inc.	856,400	44,544,258
Suzuki Motor Corp.	724,000	32,521,132
Jordan 0.7%		18,712,595
Hikma Pharmaceuticals PLC	767,003	18,712,595
Netherlands 3.4%		97,621,802
Aalberts NV	543,202	21,602,140
ING Groep NV	2,926,290	41,577,931
Koninklijke Ahold Delhaize NV	585,010	16,452,267
Stellantis NV	816,459	17,989,464
Singapore 1.1%		31,239,194
Genting Singapore, Ltd.	41,596,500	31,239,194
South Korea 4.8%		138,212,964
Hana Financial Group, Inc.	760,940	27,209,278
KB Financial Group, Inc.	576,161	24,450,968
Samsung Electronics Company, Ltd.	1,592,892	86,552,718
Spain 0.8%		22,061,171
Bankinter SA	3,573,184	22,061,171
Switzerland 4.5%		129,789,775
Glencore PLC	5,861,350	31,012,122
Novartis AG	955,169	98,777,653
United Kingdom 20.4%		585,109,902
AstraZeneca PLC	253,827	33,651,546
BAE Systems PLC	2,069,742	30,831,820
Barratt Developments PLC	2,345,436	15,984,911
Beazley PLC	7,853,077	54,057,120
BP PLC	9,569,152	55,887,769
Coca-Cola Europacific Partners PLC	423,955	29,210,500
CVS Group PLC	515,000	10,993,725
Endeavour Mining PLC	848,764	14,703,197
IMI PLC	1,623,592	34,435,631
Inchcape PLC	1,554,532	13,385,671
Informa PLC	2,177,865	21,389,986
NatWest Group PLC	12,692,672	35,820,440
Nomad Foods, Ltd. (A)	1,216,530	21,885,375
Reckitt Benckiser Group PLC	644,930	46,628,957
Shell PLC	1,245,550	38,614,908
Smith & Nephew PLC	1,008,509	14,103,983
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
SSE PLC	1,880,729	$40,055,626
Tesco PLC	12,549,825	45,475,745
WH Smith PLC	1,831,856	27,992,992
United States 1.0%		27,921,338

Peabody Energy Corp.	1,045,743	27,921,338
Preferred securities 0.7%		$21,359,596
(Cost $21,795,993)
South Korea 0.7%		21,359,596
Samsung Electronics Company, Ltd.	488,154	21,359,596

	Yield (%)	Shares	Value
Short-term investments 2.3%			$64,239,567
(Cost $64,239,567)
Short-term funds 2.3%			64,239,567
Fidelity Government Portfolio, Institutional Class	5.2600(B)	64,239,567	64,239,567

Total investments (Cost $2,613,396,828) 99.2%	$2,847,618,062
Other assets and liabilities, net 0.8%	24,133,247
Total net assets 100.0%	$2,871,751,309

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Financials	20.2%
Industrials	16.1%
Consumer discretionary	12.7%
Materials	11.5%
Energy	9.5%
Health care	8.0%
Information technology	7.2%
Consumer staples	7.1%
Utilities	2.7%
Communication services	1.9%
Short-term investments and other	3.1%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$15,311,391	—	$15,311,391	—
Belgium	7,810,014	—	7,810,014	—
Bermuda	73,430,316	$51,164,438	22,265,878	—
Brazil	24,313,470	24,313,470	—	—
Canada	265,488,152	265,488,152	—	—
China	23,685,278	—	23,685,278	—
Finland	55,818,248	—	55,818,248	—
France	261,439,786	—	261,439,786	—
Germany	205,245,433	—	205,245,433	—
Ireland	133,805,471	30,134,282	103,671,189	—
Italy	16,803,869	—	16,803,869	—
Japan	628,198,730	—	628,198,730	—
Jordan	18,712,595	—	18,712,595	—
Netherlands	97,621,802	—	97,621,802	—
Singapore	31,239,194	—	31,239,194	—
South Korea	138,212,964	—	138,212,964	—
Spain	22,061,171	—	22,061,171	—
Switzerland	129,789,775	—	129,789,775	—
|	5

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	$585,109,902	$65,799,072	$519,310,830	—
United States	27,921,338	27,921,338	—	—
Preferred securities	21,359,596	—	21,359,596	—
Short-term investments	64,239,567	64,239,567	—	—
Total investments in securities	$2,847,618,062	$529,060,319	$2,318,557,743	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$16,004,545	$133,002,914	$(149,018,049)	$10,455	$135	$19,394	$7,884	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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